Financial risk management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Instruments [Line Items]
Deposits at call	$ 55,524	$ 393	$ 397
Cash at bank	47,390	161,158	$ 62,563
Receivable from Governments (Goods and Services Tax)	583	765
Credit risk | Australian government
Disclosure Of Financial Instruments [Line Items]
Receivable from Governments (Goods and Services Tax)	180	587
Receivable from Governments (Foreign Withholding Tax)	20	22
Credit risk | Singapore government
Disclosure Of Financial Instruments [Line Items]
Receivable from Governments (Goods and Services Tax)	372	150
Credit risk | Swiss government
Disclosure Of Financial Instruments [Line Items]
Receivable from the Swiss Government (Value-Added Tax)	10	4
Credit risk | United Kingdom government
Disclosure Of Financial Instruments [Line Items]
Receivable from Governments (Foreign Withholding Tax)	2	2
A rated | Credit risk
Disclosure Of Financial Instruments [Line Items]
Deposits at call	55,524	393
Cash at bank	47,390	161,158
Receivable from minimum A rated bank deposits (interest)	1	2
Minimum A rated bank deposits (held as security)	1,205	1,297
Non-rated | Credit risk
Disclosure Of Financial Instruments [Line Items]
Receivable from other parties (non-rated)	$ 57,075	$ 13,911